Schedule of Summarized Financial Information for the Company’s Reportable Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Revenue	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Cost of revenues	2,046,750	1,268,902	6,154,434	2,935,119
Income (loss) from operations	(2,648,005)	(6,936,529)	(15,476,517)	(33,469,830)
Loss from discontinued operations	(145,000)	(108,000)	70,024	(22,174,305)
Net income (loss)	(2,823,746)	(7,044,529)	(15,303,402)	(55,644,135)
Affiliate Marketing Services US [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	279,776	61,522	415,450	211,528
Cost of revenues			141,736	64,070
Income (loss) from operations			(9,471,593)	(32,773,402)
Loss from discontinued operations
Net income (loss)			(9,183,309)	(32,774,152)
Affiliate Marketing Services International [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	1,008,275	923,750	3,427,698
Cost of revenues			2,127,555
Income (loss) from operations			(5,026,352)
Loss from discontinued operations
Net income (loss)			(5,135,517)
Sports Gaming Client Services [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	1,065,015	911,063	2,493,685	2,424,229
Cost of revenues			3,119,178	2,871,049
Income (loss) from operations			(1,027,484)	(696,428)
Loss from discontinued operations
Net income (loss)			(1,027,484)	(696,427)
Sports Hub Gaming Network [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	$ 1,037,325		951,196
Cost of revenues			765,965
Income (loss) from operations			48,912
Loss from discontinued operations
Net income (loss)			42,908
Enterprise TEM [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue
Cost of revenues
Income (loss) from operations
Loss from discontinued operations			70,024	(22,174,305)
Net income (loss)			$ 70,024	$ (22,174,305)